Consolidated Balance Sheets - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 223,073	€ 210,689	€ 153,839
FINANCIAL ASSETS HELD FOR TRADING	156,118	116,953	114,945
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	5,713	5,536	4,486
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	8,989	15,957	48,717
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	85,239	108,038	120,953
FINANCIAL ASSETS AT AMORTIZED COST	1,147,044	1,037,898	958,378
HEDGING DERIVATIVES	8,069	4,761	8,325
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	(3,749)	410	1,980
INVESTMENTS	7,615	7,525	7,622
Joint venture entities	1,981	1,692	1,492
Associated entities	5,634	5,833	6,130
ASSETS UNDER INSURANCE OR REINSURANCE CONTRACTS	308	283	261
TANGIBLE ASSETS	34,073	33,321	32,735
Property, plant and equipment	33,044	32,342	31,772
Investment properties	1,029	979	963
INTANGIBLE ASSETS	18,645	16,584	15,908
Goodwill	13,741	12,713	12,471
Other intangible assets	4,904	3,871	3,437
TAX ASSETS	29,987	25,196	24,586
Current tax assets	9,200	5,756	5,340
Deferred tax assets	20,787	19,440	19,246
OTHER ASSETS	10,082	8,595	11,070
Insurance contracts linked to pensions	104	149	174
Inventories	11	6	5
Other	9,967	8,440	10,891
NON-CURRENT ASSETS HELD FOR SALE	3,453	4,089	4,445
TOTAL ASSETS	1,734,659	1,595,835	1,508,250
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	115,185	79,469	81,167
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	55,947	32,733	48,038
FINANCIAL LIABILITIES AT AMORTIZED COST	1,423,858	1,349,169	1,248,188
HEDGING DERIVATIVES	9,228	5,463	6,869
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	(117)	248	286
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	747	770	910
PROVISIONS	8,149	9,583	10,852
TAX LIABILITIES	9,468	8,649	8,282
Current tax liabilities	3,040	2,187	2,349
Deferred tax liabilities	6,428	6,462	5,933
OTHER LIABILITIES	14,609	12,698	12,336
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	0	0
TOTAL LIABILITIES	1,637,074	1,498,782	1,416,928
EQUITY
SHAREHOLDERS´ EQUITY	124,732	119,649	114,620
CAPITAL	8,397	8,670	8,670
Called up paid capital	8,397	8,670	8,670
Unpaid capital which has been called up	0	0	0
SHARE PREMIUM	46,273	47,979	52,013
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	688	658	627
Equity component of the compound financial instrument	0	0	0
Other equity instruments issued	688	658	627
OTHER EQUITY	175	152	163
ACCUMULATED RETAINED EARNINGS	66,702	60,273	65,583
REVALUATION RESERVES	0	0	0
OTHER RESERVES	(5,454)	(4,477)	(3,596)
Reserves or accumulated losses in joint venture investments	1,553	1,572	1,504
Others	(7,007)	(6,049)	(5,100)
(-) OWN SHARES	(675)	(894)	(69)
PROFIT OR LOSS ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	9,605	8,124	(8,771)
(-) INTERIM DIVIDENDS	(979)	(836)	0
OTHER COMPREHENSIVE INCOME OR LOSS	(35,628)	(32,719)	(33,144)
Items that will not be reclassified to profit or loss	(4,635)	(4,241)	(5,328)
Items that may be reclassified to profit or loss	(30,993)	(28,478)	(27,816)
NON-CONTROLLING INTEREST	8,481	10,123	9,846
Other comprehensive income or loss	(1,856)	(2,104)	(1,800)
Other items	10,337	12,227	11,646
TOTAL EQUITY	97,585	97,053	91,322
TOTAL LIABILITIES AND EQUITY	1,734,659	1,595,835	1,508,250
Loan commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	274,075	262,737	241,230
Financial guarantees granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	12,856	10,758	12,377
Other commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	92,672	75,733	64,538
Pensions and other post-retirement obligations
LIABILITIES
PROVISIONS	2,392	3,185	3,976
Other long term employee benefits
LIABILITIES
PROVISIONS	950	1,242	1,751
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	2,074	1,996	2,200
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	734	733	700
Other provisions
LIABILITIES
PROVISIONS	1,999	2,427	2,225
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
LIABILITIES
Memorandum items: subordinated liabilities	0	0	0
FINANCIAL LIABILITIES AT AMORTIZED COST
LIABILITIES
Memorandum items: subordinated liabilities	25,926	26,196	21,880
Derivatives
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	64,891	53,566	64,469
Short positions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	22,515	12,236	16,698
Deposits
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	27,779	13,667	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	50,520	27,279	43,598
FINANCIAL LIABILITIES AT AMORTIZED COST	1,111,887	1,078,587	990,391
Central banks
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	5,757	1,038	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,740	607	2,490
FINANCIAL LIABILITIES AT AMORTIZED COST	76,952	139,757	112,804
Credit institutions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	9,796	6,488	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	1,958	1,064	6,765
FINANCIAL LIABILITIES AT AMORTIZED COST	68,582	52,235	62,620
Customers
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	12,226	6,141	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	46,822	25,608	34,343
FINANCIAL LIABILITIES AT AMORTIZED COST	966,353	886,595	814,967
Marketable debt securities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	5,427	5,454	4,440
FINANCIAL LIABILITIES AT AMORTIZED COST	274,912	240,709	230,829
Other financial liabilities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL LIABILITIES AT AMORTIZED COST	37,059	29,873	26,968
For own-use
ASSETS
Property, plant and equipment	13,489	13,259	13,213
Leased out under an operating lease
ASSETS
Property, plant and equipment	19,555	19,083	18,559
Investment properties	804	839	793
Derivatives
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	67,002	54,292	67,137
Equity instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	10,066	15,077	9,615
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	3,711	4,042	3,234
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	1,941	2,453	2,783
Debt securities
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	41,403	26,750	37,894
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	1,134	957	700
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	2,542	2,516	2,979
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	75,083	97,922	108,903
FINANCIAL ASSETS AT AMORTIZED COST	73,554	35,708	26,078
Loans and advances
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	37,647	20,834	299
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	868	537	552
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	6,447	13,441	45,738
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	8,215	7,663	9,267
FINANCIAL ASSETS AT AMORTIZED COST	1,073,490	1,002,190	932,300
Central banks
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	11,595	3,608	0
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	9,481
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	0
FINANCIAL ASSETS AT AMORTIZED COST	15,375	15,657	12,499
Credit institutions
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	16,502	10,397	3
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	673	3,152	12,136
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	0
FINANCIAL ASSETS AT AMORTIZED COST	46,518	39,169	37,838
Customers
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	9,550	6,829	296
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	868	537	552
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	5,774	10,289	24,121
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	8,215	7,663	9,267
FINANCIAL ASSETS AT AMORTIZED COST	€ 1,011,597	€ 947,364	€ 881,963